CONDENSED CONSOLIDATED STATEMENTS OF TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT - USD ($)		Total	Holicity Inc.	Convertible Preferred Stock	Common Class A	Common Class A Holicity Inc.	Class B Common Stock	Class B Common Stock Holicity Inc.	Additional Paid-in Capital Holicity Inc.	Accumulated deficit Holicity Inc.	Common Stock	Founders Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Holicity Inc.	Accumulated deficit	Accumulated deficit Holicity Inc.	Cumulative effect adjustment due to adoption of ASU 2020-06	Cumulative effect adjustment due to adoption of ASU 2020-06 Additional Paid-in Capital	Cumulative effect adjustment due to adoption of ASU 2020-06 Accumulated deficit
Balance at Dec. 31, 2018		$ (62,583,000)											$ 6,642,000		$ (69,225,000)
Temporary equity, balance at Dec. 31, 2018				$ 108,829,000
Balance (in shares) at Dec. 31, 2018											61,284,797	18,500,000
Temporary equity, balance (in shares) at Dec. 31, 2018				136,493,663
Stock-based compensation		814,000											814,000
Stock-based compensation (in shares)											18,491,667
Exercise of options		$ 34,000											34,000
Exercise of options (in shares)		518,436									518,436
Temporary equity, balance at Dec. 31, 2019		$ 108,829,000		$ 108,829,000
Temporary equity, balance (in shares) at Dec. 31, 2019				136,493,663
Net loss		(53,179,000)			$ (5,989,000)		$ (47,910,000)								(53,179,000)
Balance at Dec. 31, 2019		(114,914,000)											7,490,000		(122,404,000)
Balance (in shares) at Dec. 31, 2019											80,294,900	18,500,000
Stock-based compensation		372,000											372,000
Stock-based compensation (in shares)											2,268,752
Exercise of options		19,000											19,000
Exercise of options (in shares)											261,247
Temporary equity, balance at Mar. 31, 2020				$ 108,829,000
Temporary equity, balance (in shares) at Mar. 31, 2020				136,493,663
Net loss		(11,981,000)			(1,389,000)		$ (10,592,000)								(11,981,000)
Balance at Mar. 31, 2020		(126,504,000)											7,881,000		(134,385,000)
Balance (in shares) at Mar. 31, 2020											82,824,899	18,500,000
Balance at Dec. 31, 2019		(114,914,000)											7,490,000		(122,404,000)
Temporary equity, balance at Dec. 31, 2019		108,829,000		$ 108,829,000
Balance (in shares) at Dec. 31, 2019											80,294,900	18,500,000
Temporary equity, balance (in shares) at Dec. 31, 2019				136,493,663
Stock-based compensation		32,202,000											32,202,000
Stock-based compensation (in shares)											9,993,752
Exercise of options		$ 878,000											878,000
Exercise of options (in shares)		4,389,931									4,389,931
Debt discount related to beneficial conversion feature of convertible notes		$ 9,239,000											9,239,000
Debt discount related to beneficial conversion feature of convertible notes attributable to related parties		480,000											480,000
Conversion of convertible founders preferred to Series C convertible preferred stock (in shares)							(2,900,000)
Temporary equity, balance at Dec. 31, 2020		$ 108,829,000	$ 258,231,930	$ 108,829,000
Temporary equity, balance (in shares) at Dec. 31, 2020		136,493,663		136,493,663		25,823,193
Net loss		$ (68,293,000)			(8,120,000)		$ (60,173,000)								(68,293,000)
Balance at Dec. 31, 2020		(140,408,000)	5,000,004			$ 418		$ 750	$ 12,341,109	$ (7,342,273)			50,289,000	$ 12,341,109	(190,697,000)	$ (7,342,273)	$ (9,028,000)	$ (9,719,000)	$ 691,000
Balance (in shares) at Dec. 31, 2020						4,176,807		7,500,000			94,678,583	18,500,000
Balance at Jun. 01, 2020			0
Balance at Jun. 01, 2020			0
Issuance of Class B common stock to Pendrell			25,000					$ 791						24,209
Issuance of Class B common stock to Pendrell (in Shares)								7,906,250
Forfeiture of Class B common stock	[1]							$ (41)						41
Forfeiture of Class B common stock (in Shares)	[1]							(406,250)
Sale of 30,000,000 Units, net of underwriting discount, offering expenses and fair value of warrants			270,549,207			$ 3,000								270,546,207
Sale of 30,000,000 Units, net of underwriting discount and offering expenses (in Shares)						30,000,000
Common stock subject to possible redemption			258,231,930			$ 2,582								258,229,348
Common stock subject to possible redemption (in Shares)						25,823,193
Temporary equity, balance at Dec. 31, 2020		$ 108,829,000	258,231,930	$ 108,829,000
Temporary equity, balance (in shares) at Dec. 31, 2020		136,493,663		136,493,663		25,823,193
Net loss			(7,342,273)													(7,342,273)
Balance at Dec. 31, 2020		$ (140,408,000)	5,000,004			$ 418		$ 750	12,341,109	(7,342,273)			50,289,000	$ 12,341,109	(190,697,000)	$ (7,342,273)	$ (9,028,000)	$ (9,719,000)	$ 691,000
Balance (in shares) at Dec. 31, 2020						4,176,807		7,500,000			94,678,583	18,500,000
Stock-based compensation		2,177,000											2,177,000
Exercise of options		$ 228,000											228,000
Exercise of options (in shares)		750,085									750,085
Issuance of Class B common stock to Pendrell						$ 200,000,000
Issuance of Class B common stock to Pendrell (in Shares)						20,000,000
Conversion of convertible founders preferred to Series C convertible preferred stock		$ 8,156,000											8,156,000
Conversion of convertible founders preferred to Series C convertible preferred stock (in shares)							(1,000,000)					(7,629,438)
Increase in redemption value of convertible preferred stock		(1,011,726,000)		$ (1,100,000,000)									$ (51,131,000)		(960,595,000)
Common stock subject to possible redemption			19,962,570	$ 221,943,000		$ 200			19,962,370
Common stock subject to possible redemption (in Shares)				42,854,347		1,996,257
Conversion of convertible founders preferred to Series C convertible preferred stock				$ 0
Conversion of convertible founders preferred to Series C convertible preferred stock (in shares)				7,629,438
Increase in redemption value of convertible preferred stock		(1,011,726,000)		$ 1,011,726,000
Temporary equity, balance at Mar. 31, 2021		$ 1,342,498,000	238,269,360	$ 1,342,498,000
Temporary equity, balance (in shares) at Mar. 31, 2021		186,977,448		186,977,448		23,826,936
Net loss		$ (158,972,000)	(19,962,564)		$ (40,862,000)		$ (118,110,000)			(19,962,564)					(158,972,000)
Balance at Mar. 31, 2021		$ (1,309,573,000)	$ 5,000,010			$ 618		$ 750	$ 32,303,479	$ (27,304,837)					$ (1,309,573,000)
Balance (in shares) at Mar. 31, 2021						6,173,064		7,500,000			95,428,668	10,870,562

[1]	Shares forfeited as a result of the partial exercise of the underwriters' Over-Allotment Option so that the Founder Shares represent 20.0% of the Company's issued and outstanding shares. The shares forfeited have been cancelled by the Company (see Note 4).